Financial instruments and risk management	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Financial instruments and risk management
Financial instruments and risk management

The following table shows the carrying amounts of financial assets and financial liabilities:

Financial assets
	December 31, 2018	December 31, 2017
Cash and cash equivalents	5,393,207	14,973,369
Loans and receivables
Other receivables	80,040	79,840
Total financial assets	5,473,247	15,053,209

Financial liabilities
At amortized cost
Trade and other payables	1,836,335	1,200,820
Accrued expenses	1,290,879	4,395,609
Loan	1,435,400	10,126,406
At fair value through profit and loss
Derivative financial instruments	675,328	1,836,763
Total financial liabilities	5,237,942	17,559,598

Fair values
The carrying amount of cash and cash equivalents, other receivables, trade and other payables and accrued expenses is a reasonable approximation of their fair value due to the short term nature of these instruments. In respect of the Company’s loan which has floating rates of interest, the fair value approximates carrying value.
Financial risk factors
The Group’s activities expose it to a variety of financial risks: market risk, credit risk, interest rate and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Management identifies, evaluates and controls financial risks. No financial derivatives have been used in 2018 and 2017 to hedge risk exposures. The Group invests its available cash in instruments with the main objectives of preserving principal, meeting liquidity needs and minimizing foreign exchange risks. The Group allocates its liquid assets to first tier Swiss or international banks.

Liquidity risk
The Group’s principal source of liquidity is its cash reserves which are mainly obtained through the issuance of new shares. The Group has succeeded in raising capital to fund its development activities to date and has raised funds that will allow it to meet short term development expenditures. The Company will require regular capital injections to continue its development work, which may be dependent on meeting development milestones, technical results and/or commercial success. Management monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs. The ability of the Group to maintain adequate cash reserves to sustain its activities in the medium term is highly dependent on the Group’s ability to raise further funds. Consequently, the Group is exposed to continued liquidity risk.
The table below analysis the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2018 and 2017. The amounts disclosed in the table are the undiscounted cash flows:

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2018
Trade and other payables	1,836,335	1,836,335	—	—	1,836,335
Accrued expenses	1,290,879	1,290,879	—	—	1,290,879
Loan and borrowings	1,435,400	1,435,400	—	—	1,435,400
Derivative financial instruments	675,328	—	215,572	459,756	675,328
Total	5,237,942	4,562,614	215,572	459,756	5,237,942

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2017
Trade and other payables	1,200,820	1,200,820	—	—	1,200,820
Accrued expenses	4,395,609	4,395,609	—	—	4,395,609
Loan and borrowings	10,126,406	1,349,531	9,446,716	1,166,225	11,962,472
Derivative financial instruments	1,836,763	—	—	1,836,763	1,836,763
Total	17,559,598	6,945,960	9,446,716	3,002,988	19,395,664

Fair value measurement

Financial assets / liabilities	Fair values as at		Fair value hierarchy	Valuation technique(s) and key input(s)
	December 31, 2018	December 31, 2017
Derivative financial liabilities	Liability 675,328	Liability 1,836,763	Level 2
Black-Scholes option pricing model

The share price is determined by Company's NASDAQ quoted-price. The strike price and maturity are coming from the contract. The volatility assumption is driven by Company's historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial asset	Asset 226,865	Asset -	Level 3
The fair value is equal to the price paid to the counter party for obtaining the right under the purchase agreement.
Subsequent, the fair value is adjusted proportionally for the part of the right consumed.

			Non-cash changes
	01.01.2018	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2018
Derivative financial instrument	1,836,763	188,636	(1,350,071)	—	675,328
Loans	10,126,406	(9,272,328)	—	581,322	1,435,400
Total	11,963,169	(9,083,692)	(1,350,071)	581,322	2,110,728

			Non-cash changes
	01.01.2017	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2017
Derivative financial instrument	117,132	5,091,817	(3,372,186)	—	1,836,763
Loans	12,364,204	(2,087,076)	—	(150,722)	10,126,406
Total	12,481,336	3,004,741	(3,372,186)	(150,722)	11,963,169

1) The financing cash flows are from loan repayment and from issuance of new derivative 2) IRR-Correction and FX-Difference

Credit risk
Credit risk is managed on a Group basis. Credit risk arises from cash and cash equivalents and deposits with banks, as well as from other receivables. The Company’s policy is to invest funds in low risk investments including interest bearing deposits. Other receivables were current as of December 31, 2018 and December 31, 2017, not impaired and included only well-known counterparties.
The Group has been holding cash and cash equivalents in the Group’s principal operating currencies (CHF, USD and EUR) with international banks of high credit rating.
The Group’s maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statement of financial position:

	December 31, 2018	December 31, 2017
Financial assets
Cash and cash equivalents	5,393,207	14,973,369
Other receivables	80,040	79,840
Total	5,473,247	15,053,209

As of December 31, 2018 and December 31, 2017 other receivables consisted of other non-current receivables from third party and deposits for rent.
Market risk
Currency risk
The Group operates internationally and is exposed to foreign exchange risk arising from various exposures, primarily with respect to US Dollar and Euro. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The summary of quantitative data about the exposure of the Group’s financial assets and liabilities to currency risk was as follows:

	2018		2017
in CHF	USD	EUR	USD	EUR
Cash and cash equivalents	3,618,778	208,507	13,901,698	116,942
Trade and other payables	(1,646,910)	(76,184)	(365,999)	(426,050)
Accrued expenses	(82,847)	(370,145)	(1,750,752)	(1,692,946)
Loan and borrowings	(1,435,400)	—	(10,126,406)	—
Derivative financial instruments	(675,328)	—	(1,836,763)	—
Net statement of financial position exposure -asset/(liability)	(221,707)	(237,822)	(178,222)	(2,002,054)

As of December 31, 2018, a 5% increase or decrease in the USD/CHF exchange rate with all other variables held constant would have resulted in a CHF 10,886 (2017: CHF 8,662) increase or decrease in the net result. Also, a 5% increase or decrease in the EUR/CHF exchange rate with all other variables held constant would have resulted in a CHF 13,413 (2017: CHF 117,320) increase or decrease in the net result.
The Company has subsidiaries in the United States and Ireland, whose net assets are exposed to foreign currency translation risk. Due to the small size of the subsidiaries the translation risk is not significant.
Interest rate risk

On July 19, 2016, the Company entered into a Loan and Security Agreement for a secured term loan facility of up to $20.0 million with Hercules Capital, Inc. as administrative agent (“Hercules”) and the lenders party thereto. An initial tranche of $12.5 million was drawn on July 19, 2016, concurrently with the execution of the loan agreement. The loan matures on January 2, 2020 and bears interest at a minimum rate of 9.55% per annum, and is subject to the variability of the prime interest rate. The Company’s exposure to interest rates on financial assets and financial liabilities is resulting from loan and cash at banks. As of December 31, 2018 an increase or decrease in interest rates on financial obligations by 50 basis points with all other variables held constant would have resulted in a CHF 3,721 (2017: 62,500) increase or decrease in the net result.

Capital risk management

The Company and its subsidiaries are subject to capital maintenance requirements under local law in the country in which it operates. To ensure that statutory capital requirements are met, the Company monitors capital, at the entity level, on an interim basis as well as annually. From time to time the Company may take appropriate measures or propose capital increases to ensure the necessary capital remains intact.